Turnover (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Statement
Revenue from contracts with customers	R 189,568	R 202,676	R 180,523
Revenue from other contracts (franchise rentals, use of fuel tanks and fuel storage)	799	900	938
Total external turnover	190,367	203,576	181,461
Sale of goods			178,463
Services rendered			1,612
Other trading income			1,386
North America
Income Statement
Total external turnover	R 32,053	27,737	23,104
Percentage of increase (decrease) in turnover	15.60%
Rest of the world
Income Statement
Percentage of increase (decrease) in turnover	(10.00%)
Base Chemicals
Income Statement
Revenue from contracts with customers	R 51,868	48,113	43,262
Polymers
Income Statement
Revenue from contracts with customers	30,275	25,864	22,332
Solvents
Income Statement
Revenue from contracts with customers	13,226	13,178	12,948
Fertilisers and explosives
Income Statement
Revenue from contracts with customers	3,820	4,718	4,145
Other base chemicals
Income Statement
Revenue from contracts with customers	4,547	4,353	3,837
Performance Chemicals
Income Statement
Revenue from contracts with customers	68,316	67,228	63,916
Organics
Income Statement
Revenue from contracts with customers	52,189	51,405	49,005
Waxes
Income Statement
Revenue from contracts with customers	8,927	8,474	8,456
Advanced materials
Income Statement
Revenue from contracts with customers	7,200	7,349	6,455
Coal
Income Statement
Revenue from contracts with customers	1,343	3,222	3,446
Liquid fuels and crude oil
Income Statement
Revenue from contracts with customers	59,775	75,819	62,555
Gas (methane rich and natural gas) and condensate
Income Statement
Revenue from contracts with customers	5,953	5,986	5,411
Other (Technology, refinery services)
Income Statement
Revenue from contracts with customers	R 2,313	R 2,308	R 1,933